Organization - VIEs and subsidiary of VIE (Details)		12 Months Ended
	Jun. 13, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Shanghai MOLBASE
Entity Information [Line Items]
Percentage of ownership in VIE		100.00%
Jiaxing MOLBASE
Entity Information [Line Items]
Percentage of ownership in VIE		100.00%
ShaanXi MOLBASE
Entity Information [Line Items]
Percentage of ownership in subsidiary of VIE		$ 100
Jiangsu MOBEI
Entity Information [Line Items]
Percentage of ownership in subsidiary of VIE		$ 51
MKD HK
Entity Information [Line Items]
Percentage of ownership in subsidiary		100.00%
Shanghai MOHUA
Entity Information [Line Items]
Percentage of ownership in subsidiary		100.00%
Term of exclusive technical support and service agreements		10 years
Shanghai MOKAI
Entity Information [Line Items]
Percentage of ownership in subsidiary		100.00%
Shanghai MOCHUANG
Entity Information [Line Items]
Percentage of ownership in subsidiary		100.00%
Shanghai MOLIAN
Entity Information [Line Items]
Percentage of ownership in subsidiary		100.00%
Shandong MOBEI
Entity Information [Line Items]
Percentage of ownership in subsidiary		100.00%
MOBEI Tianjin
Entity Information [Line Items]
Percentage of ownership in subsidiary	100.00%	100.00%
Transfer consideration | ¥	¥ 0